Plant and equipment, Impairment of Mining Infrastructure and Servers by Cash-Generating Units (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impairment of mining infrastructure and servers by CGU [Abstract]
Carrying value	$ 15,200
Recoverable value	98,600
Impairment	113,876	$ 0
Cash-Generating Units [Member]
Impairment of mining infrastructure and servers by CGU [Abstract]
Carrying value	190,641
Recoverable value	92,000
Impairment	98,641
Medicine Hat [Member]
Impairment of mining infrastructure and servers by CGU [Abstract]
Carrying value	79,449
Recoverable value	44,000
Impairment	35,449
Drumheller [Member]
Impairment of mining infrastructure and servers by CGU [Abstract]
Carrying value	38,062
Recoverable value	10,000
Impairment	28,062
North Bay [Member]
Impairment of mining infrastructure and servers by CGU [Abstract]
Carrying value	73,130
Recoverable value	38,000
Impairment	$ 35,130